Prospectus Supplement

John Hancock Funds II

Small Cap Value Fund (the fund)

Supplement dated October 14, 2021 to the current Prospectus, as may be supplemented (the Prospectus)

As of January 4, 2022 (the Effective Date), Danielle S. Williams, CFA will be added as a portfolio manager for the fund. As of the Effective Date, Timothy J. McCormack, CFA, Shaun F. Pedersen and Edmond C. Griffin, CFA will continue as portfolio managers of the fund and, along with Danielle S. Williams, CFA, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Effective December 31, 2022, Timothy J. McCormack, CFA will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. McCormack will be removed from the Prospectus as of December 31, 2022.

As of the Effective Date, the following will replace in its entirety the portfolio manager information in the “Fund summary” section of the Prospectus under the heading “Portfolio management”:

Timothy J. McCormack, CFA[1] Senior Managing Director, Partner, and Equity Portfolio Manager Managed the fund since 2008	Shaun F. Pedersen Senior Managing Director, Partner, and Equity Portfolio Manager Managed the fund since 2008	Edmond C. Griffin, CFA Managing Director and Equity Portfolio Manager Managed the fund since 2020	Danielle S. Williams, CFA Managing Director and Equity Portfolio Manager Managed the fund since 2022

[1]	Effective December 31, 2022, Timothy J. McCormack, CFA will no longer serve on the fund’s investment management team.

As of the Effective Date, the following will replace in its entirety the portfolio manager information in the “Fund details” section under the heading “Who’s who – Subadvisor”:

Edmond C. Griffin, CFA

•	Managing Director and Equity Portfolio Manager
•	Managed the fund since 2020
•	Joined Wellington Management as an investment professional in 2008

Timothy J. McCormack, CFA1

•	Senior Managing Director and Equity Portfolio Manager
•	Managed the fund since 2008
•	Joined Wellington Management as an investment professional in 2000

Shaun F. Pedersen

•	Senior Managing Director and Equity Portfolio Manager
•	Managed the fund since 2008
•	Joined Wellington Management as an investment professional in 2004

Danielle S. Williams, CFA

•	Managing Director and Equity Portfolio Manager
•	Managed the fund since 2022
•	Joined Wellington Management as an investment professional in 2014

[1]	Effective December 31, 2022, Timothy J. McCormack, CFA will no longer serve on the fund’s investment management team.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Funds II

Small Cap Value Fund (the fund)

Supplement dated October 14, 2021 to the current Class NAV Shares Prospectus, as may be supplemented (the Prospectus)

As of January 4, 2022 (the Effective Date), Danielle S. Williams, CFA will be added as a portfolio manager for the fund. As of the Effective Date, Timothy J. McCormack, CFA, Shaun F. Pedersen and Edmond C. Griffin, CFA will continue as portfolio managers of the fund and, along with Danielle S. Williams, CFA, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Effective December 31, 2022, Timothy J. McCormack, CFA will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. McCormack will be removed from the Prospectus as of December 31, 2022.

As of the Effective Date, the following will replace in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Timothy J. McCormack, CFA[1] Senior Managing Director, Partner, and Equity Portfolio Manager Managed the fund since 2008	Shaun F. Pedersen Senior Managing Director, Partner, and Equity Portfolio Manager Managed the fund since 2008	Edmond C. Griffin, CFA Managing Director and Equity Portfolio Manager Managed the fund since 2020	Danielle S. Williams, CFA Managing Director and Equity Portfolio Manager Managed the fund since 2022

[1]	Effective December 31, 2022, Timothy J. McCormack, CFA will no longer serve on the fund’s investment management team.

As of the Effective Date, the following information will be amended and restated in regards to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the Prospectus under the heading “Wellington Management Company LLP” (“Wellington Management”). Danielle S. Williams, CFA will be listed as a Portfolio Manager of the fund:

Fund	Portfolio Managers
Small Cap Value Fund	Edmond C. Griffin, CFA
Timothy J. McCormack, CFA
Shaun F. Pedersen
Danielle S. Williams, CFA

Edmond C. Griffin, CFA

•	Managing Director and Equity Portfolio Manager of Wellington Management
•	Joined Wellington Management as an investment professional in 2008
•	Managed the fund since 2020

Timothy J. McCormack, CFA1

•	Senior Managing Director and Equity Portfolio Manager of Wellington Management
•	Joined Wellington Management as an investment professional in 2000
•	Managed the fund since 2008

Shaun F. Pedersen

•	Senior Managing Director and Equity Portfolio Manager of Wellington Management
•	Joined Wellington Management as an investment professional in 2004
•	Managed the fund since 2008

Danielle S. Williams, CFA

•	Managing Director and Equity Portfolio Manager of Wellington Management
•	Joined Wellington Management as an investment professional in 2014
•	Managed the fund since 2022

[1]	Effective December 31, 2022, Timothy J. McCormack, CFA will no longer serve on the fund’s investment management team.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Funds II

Small Cap Value Fund (the fund)

Supplement dated October 14, 2021 to the current statement of additional information, as may be supplemented (the SAI)

As of January 4, 2022 (the Effective Date), Danielle S. Williams, CFA will be added as a portfolio manager for the fund. As of the Effective Date, Timothy J. McCormack, CFA, Shaun F. Pedersen and Edmond C. Griffin, CFA will continue as portfolio managers of the fund and, along with Danielle S. Williams, CFA, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Effective December 31, 2022, Timothy J. McCormack, CFA will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. McCormack will be removed from the SAI as of December 31, 2022.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.